Transactions with Related Parties - Summary of Transactions with Related Parties (Details) - GungHo Online Entertainment, Inc [Member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	₩ 21,833	₩ 27,484	₩ 10,516
Purchase	₩ 211	₩ 60	₩ 3